Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 4,577	$ 2,039	$ 8,765
Cash equivalents	7,509	909	11,437
Cash and cash equivalents	$ 12,086	$ 2,948	$ 20,202	$ 8,288